Other liabilities - non-current (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Other liabilities - Non-Current
Other liabilities
non-current
consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Employee benefit obligations	US$	559.7	Rs.	40,917.5	Rs.	3,416.4
Contract liabilities (refer note below)		663.1		48,477.0		50,157.7
Others		23.3		1,705.1		1,747.0

Total	US$	1,246.10	Rs.	91,099.6	Rs.	55,321.1

Note:

(a)	Statement showing movement of contract liabilities is as follows:

	Year ended March 31, 2021
	2021		2021		2020
	(In millions)
Opening contract liabilities	US$	1,268.3	Rs.	92,724.0	Rs.	92,504.7
Amount recognized in revenue during the year		(522.9)		(38,229.3)		(44,667.2)
Amount received in advance during the year		617. 7		45,151.5		42,551.5
Amount refunded to customers during the year		(0.9)		(63.6)		(281.5)
Currency translation		85.50		6,253.7		2,616.5

Balance at the end	US$	1,447. 7	Rs.	105,836.3	Rs.	92,724.0

Performance obligations in respect of amount received for future maintenance service and extended warranty will be fulfilled over a period of 6 years from year ending March 31 ,2021 till March 31, 2027.

(b)	Contract liabilities comprise of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Advances received from customers - current	US$	330.8	Rs.	24,182.7	Rs.	11,253.8
Deferred revenue - current		453.8		33,176.6		31,312.7
Deferred revenue -Non-current		663.1		48,477.0		50,157.5

Total contract liabilities	US$	1,447.7	Rs.	105,836.3	Rs.	92,724.0